INVENTORIES - Inventory Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Inventory impairment charges	$ 68	$ 104
Cortez [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	53	10
Carlin [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	11	33
Tongon [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	2	0
Phoenix [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	1	0
Long Canyon [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	1	0
Veladero [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	0	42
Lumwana [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	$ 0	$ 19